13F-HR
		Form 13F Holdings Report


                        UNITED STATES
               SECURITIES AND EXCHANGE COMMISION
                   Washington, D.C.  20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2004

Check here if Amendment  [  ]; Amendment Number
This Amendment (Check only one.):[   ] is a restatement
				[   ]  adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		The Keller Group Investment Management, Inc.
Address: 	18300 Von Karman Avenue
		Suite  600
		Irvine, CA  92612-1051

13F File Number: 	28-05785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Gregory S. Bruce
Title:	Controller
Phone:	949-476-0300
Signature, Place, and Date of Signing:


Gregory S. Bruce		Irvine, California	      August 11, 2004

Report Type  (Check only one.):

[ X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total: 	63
Form 13F Information Table Value Total: 	$254469

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     6291   154331 SH       SOLE                   154331
Allstate Corp                  COM              020002101      209     4494 SH       SOLE                     4494
American International Group   COM              026874107     7565   106125 SH       SOLE                   106125
Amgen Inc.                     COM              031162100      201     3679 SH       SOLE                     3679
Anadarko Petroleum Corp        COM              032511107     6932   118293 SH       SOLE                   118293
Automatic Data Processing      COM              053015103     6049   144442 SH       SOLE                   144442
Avanir                         CL A             05348P104       37    22000 SH       SOLE                    22000
Baxter International Conv 7%   PFD              071813406      721    12650 SH       SOLE                    12650
Baxter International Inc.      COM              071813109     6381   184890 SH       SOLE                   184890
BP Plc Spon Adr                SPON ADR         055622104      278     5197 SH       SOLE                     5197
Chevron Corp.                  COM              166751107      259     2757 SH       SOLE                     2757
Cisco Systems Inc.             COM              17275r102     7416   312921 SH       SOLE                   312921
Citigroup Inc                  COM              172967101     7746   166579 SH       SOLE                   166579
Comcast Corp Special Cl A      CL A SPL         20030n200     7917   286726 SH       SOLE                   286726
Costco Companies Inc           COM              22160k105     6922   168098 SH       SOLE                   168098
Diageo ADR                     SPON ADR NEW     25243q205     7655   139809 SH       SOLE                   139809
Eli Lilly & Company            COM              532457108     4919    70363 SH       SOLE                    70363
Enterasys Network Inc          COM              293637104       38    18021 SH       SOLE                    18021
Evergreen MAnaged Income Fund  COM              30024y104      297    17054 SH       SOLE                    17054
Exxon Corp                     COM              30231g102      776    17479 SH       SOLE                    17479
Fannie Mae                     COM              313586109     7760   108746 SH       SOLE                   108746
First Data Corporation         COM              319963104     7703   173016 SH       SOLE            	    173016
Freddie Mac                    COM              313400301     8927   141029 SH       SOLE                   141029
General Dynamics Corp          COM              369550108     6649    66957 SH       SOLE                    66957
General Electric Company       COM              369604103     6358   196224 SH       SOLE                   196224
Gillette Co                    COM              375766102      217     5110 SH       SOLE                     5110
GKN Plc                        SPON ADR         361755606       45    10000 SH       SOLE                    10000
GlobalNet Corp                 COM              379399108        1    50000 SH       SOLE                    50000
Goldman Sachs Group Inc        COM              38141g104     5892    62575 SH       SOLE                    62575
Hewlett Packard Inc            COM              428236103      230    10897 SH       SOLE                    10897
Home Depot Inc                 COM              437076102     7113   202082 SH       SOLE                   202082
Impac Mortgage Holdings Inc    COM              45254P102      410    18213 SH       SOLE                    18213
Int'l Business Machines Corp   COM              459200101      318     3610 SH       SOLE                     3610
Intel Corp.                    COM              458140100     1243    45048 SH       SOLE                    45048
JP Morgan Chase & Co           COM              46625h100      280     7213 SH       SOLE                     7213
Johnson & Johnson              COM              478160104      537     9650 SH       SOLE                     9650
Liberty Media - A              CL A             530718105     6053   673287 SH       SOLE                   673287
Liberty Media Int'l A          CL A             530719103     1232    33200 SH       SOLE                    33200
Microsoft Corp.                COM              594918104     9526   333554 SH       SOLE                   333554
Morgan Stanley Dean Witter     COM NEW          617446448      235     4450 SH       SOLE                     4450
Nextwave Telecom Inc Cl B      CL B             65332m103     3152   525267 SH       SOLE                   525267
Oracle Corp                    COM              68389x105      359    30133 SH       SOLE                    30133
Pepsico Inc                    COM              713448108     7495   139102 SH       SOLE                   139102
Pfizer Inc.                    COM              717081103     7856   229161 SH       SOLE                   229161
Pimco Corporate Opportunity    COM              72201b101      602    37325 SH       SOLE                    37325
Pimco High Income Fund         COM              722014107     1643   119687 SH       SOLE                   119678
Pimco Municipal Income Fd II   COM              72200w106      487    36462 SH       SOLE                    36462
Proctor & Gamble Co            COM              742718109      327     6006 SH       SOLE                     6006
Qualcomm Inc                   COM              747525103    21910   300224 SH       SOLE                   300224
S B C Communications           COM              78387g103      207     8541 SH       SOLE                     8541
Samaritan Pharmaceuticals      COM              79586q108       67    53500 SH       SOLE                    53500
Schering-Plough                COM              806605101     6255   338457 SH       SOLE                   338457
Sempra Energy                  COM              816851109      282     8200 SH       SOLE                     8200
Smith International            COM              832110100      827    14836 SH       SOLE                    14836
The Bank of New York Inc.      COM              064057102     5686   192889 SH       SOLE                   192889
Tyco Int'l Ltd New             COM              902124106      237     7152 SH       SOLE                     7152
United Parcel Service Cl B     CL B             911312106      210     2796 SH       SOLE                     2796
Varco International Inc        COM              922126106    13066   596872 SH       SOLE                   596872
Wal Mart Stores Inc            COM              931142103     6946   131645 SH       SOLE                   131645
Walt Disney Co                 COM DISNEY       254687106     6598   258861 SH       SOLE                   258861
Washington Mutual Inc          COM              939322103     7710   199526 SH       SOLE                   199526
Waste Management Inc           COM              94106l109     7181   234290 SH       SOLE                   234290
Yum! Brands                    COM              988498101     6028   161959 SH       SOLE                   161959